Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	$ 1,268	$ 1,431
Property, plant, and equipment	10,041	7,226
Other non-current financial assets	1,891	1,004
Total non-current assets	13,199	9,661
Current assets
Inventories	275	250
Trade receivables	2,971	2,753
Subsidies receivables	17,173	9,524
Other current assets	15,333	13,713
Current financial assets	388	40,602
Cash and cash equivalents	451,501	256,380
Total current assets	487,641	323,221
TOTAL ASSETS	500,840	332,882
Shareholders' equity
Share capital	2,765	2,367
Premiums related to the share capital	828,525	614,037
Treasury share reserve		(297)
Currency translation adjustment	(16,668)	1,834
Retained earnings (deficit)	(326,628)	(253,702)
Net income (loss)	(78,693)	(99,368)
Total shareholders' equity - Group Share	409,301	264,872
Non-controlling interests	40,970	19,113
Total shareholders' equity	450,272	283,985	[1]
Non-current liabilities
Non-current financial liabilities	1,018	13
Non-current provisions	2,681	3,430
Total non-current liabilities	3,699	3,443
Current liabilities
Current financial liabilities	333	21
Trade payables	15,883	9,460
Deferred revenues and contract liabilities	20,754	27,975
Current provisions	1,530	1,427
Other current liabilities	8,369	6,570
Total current liabilities	46,869	45,453
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 500,840	$ 332,882

[1]	2017 consolidated financial statements have been restated for the purpose of IFRS15 application. Reconciliation between the consolidated financial statements presented in previous periods and the 2018 consolidated financial statements is available in Note 2.3.